Provisions (Details) - Dilapidation Provision - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	£ 83	£ 77
Unwinding of discount	5	6
Ending balance	£ 88	£ 83